INCOME TAXES Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The table below presents the components of our provision for income taxes from continuing operations for the years presented:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Current:
Federal	$—	$2,594	$(4,982)
State	(199)	750	(1,536)
Total current income taxes	(199)	3,344	(6,518)
Deferred:
Federal	12,133	(13,309)	(4,288)
State	767	(1,835)	2,787
Total deferred income taxes	12,900	(15,144)	(1,501)
Provision for income taxes from continuing operations	$12,701	$(11,800)	$(8,019)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The following table presents a reconciliation of the statutory rate to the effective tax rate related to our provision for income taxes from continuing operations:

	Year Ended December, 31,
	2012	2011	2010

Statutory tax rate	35.0%	35.0%	35.0%
State income tax, net	1.0	2.0	3.1
Percentage depletion	1.9	(2.5)	(2.9)
Non-deductible compensation	(0.5)	—	1.1
Non-deductible meals and entertainment	(0.5)	0.3	0.3
State deferred rate change	—	1.3	(6.7)
Unrecognized tax benefits	—	(2.6)	0.2
State tax credits	—	—	(1.6)
Federal return examination adjustments	—	0.4	0.6
Return to provision adjustments	—	0.3	(0.3)
Other	—	0.1	1.9
Effective tax rate	36.9%	34.3%	30.7%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2012 and 2011 are presented below:

	As of December 31,
	2012	2011
	(in thousands)
Deferred tax assets:
Provision for underpayment of natural gas sales	$—	$3,334
Deferred compensation	7,216	4,319
Asset retirement obligations	10,325	9,438
State NOL and tax credit carryforwards, net	6,117	5,240
Percentage depletion - carryforward	4,702	3,733
Alternative minimum tax - credit carryforward	2,351	2,351
Federal NOL carryforward	21,281	12,210
Other	2,276	2,621
Deferred tax assets	54,268	43,246

Deferred tax liabilities:
Properties and equipment	122,742	184,657
Investment in PDCM	31,445	30,919
Unrealized gains - derivatives	7,163	12,612
Convertible debt	5,194	6,504
Total gross deferred tax liabilities	166,544	234,692
Net deferred tax liability	$112,276	$191,446

Classification in the balance sheets:
Deferred income tax assets	$36,151	$16,127
Deferred income tax liability	148,427	207,573
Net deferred tax liability	$112,276	$191,446

Schedule Of Unrecognized Tax Benefits RollForward [Table Text Block]
The following table presents a reconciliation of the total amounts of unrecognized tax benefits:

	2012	2011	2010
	(in thousands)

Balance beginning of year, January 1	$179	$1,093	$566
Additions for tax positions of prior years	—	—	253
Additions for tax positions of current year	—	—	274
Reductions due to settlements	—	(782)	—
Reductions due to lapse of statute of limitations	—	(132)	—
Balance end of year, December 31	$179	$179	$1,093